SHARE-BASED COMPENSATION (Details 3) (2007 Plan) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2014 Options USD ($)	Dec. 31, 2014 SARs USD ($)	Dec. 31, 2014 RSUs USD ($)
Quantity
Non-vested at the beginning of the period (in shares)			812,750
Granted (in shares)			28,000
Vested (in shares)			(731,310)
Forfeited (in shares)			(11,316)
Non-vested at the end of the period (in shares)			98,124
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)			$ 5.67
Granted (in dollars per share)			$ 13.21
Vested (in dollars per share)			$ 5.24
Forfeited (in dollars per share)			$ 3.24
Non-vested at the end of the period (in dollars per share)			$ 11.31
Quantity
Non-vested at the beginning of the period (in shares)				1,434,957	2,470,262
Granted (in shares)				880,000	1,458,628
Vested (in shares)				(457,240)	(856,597)
Forfeited (in shares)				(21,850)	(115,534)
Non-vested at the end of the period (in shares)				1,835,867	2,956,759
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)				$ 13.54	$ 25.86
Granted (in dollars per share)				$ 10.66	$ 29.39
Vested (in dollars per share)				$ 13.36	$ 25.19
Forfeited (in dollars per share)				$ 15.62	$ 26.69
Non-vested at the end of the period (in dollars per share)				$ 12.18	$ 27.77
Unamortized share-based compensation expense related to unvested share options, RSUs and SARs	$ 82.8	4,658.0
Weighted average period for recognition of unamortized share-based compensation expense	2 years 8 months 23 days	2 years 8 months 23 days
Number of restricted stock units expected to vest (in shares)					2,484,844